Cover	Dec. 07, 2023
Cover [Abstract]
Entity Registrant Name	INNOVATION1 BIOTECH INC.
Entity Central Index Key	0001629205
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 07, 2023
Entity File Number	000-55852
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2275255
Entity Address Address Line 1	179 Rte 46W
Entity Address Address Line 2	Suite 15 #147
Entity Address City Or Town	Rockaway
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07866
City Area Code	617
Local Phone Number	447-8299
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false